Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill
Goodwill

5Goodwill

The goodwill has been allocated to the cash generating units (“CGU”) as follows:

	As of December 31,
in 000€	2025	2024	2023
CGU: MAT Software	28,961	28,961	28,961
CGU: e-Prototypy	809	799	787
CGU: ACTech	8,812	8,812	8,812
CGU: OrthoView	4,579	4,819	4,598
CGU: Engimplan	—	—	—
CGU: Materialise Motion	—	—	—
Total	43,161	43,391	43,158

The changes in the carrying value of the goodwill can be presented as follows for the years 2025, 2024 and 2023:

in 000€	Gross	Impairment	Total
At January 1, 2023	45,802	(1,648)	44,155
Impairment	—	(1,175)	(1,175)
Currency translation	178	—	178
At December 31, 2023	45,980	(2,823)	43,158
Currency translation	233	—	233
At December 31, 2024	46,213	(2,823)	43,391
Currency translation	(230)	—	(230)
At December 31, 2025	45,983	(2,823)	43,161

The goodwill of Orthoview and e-Prototypy include respectively K€(240) and K€10 impact of currency translation in 2025.

The Group has performed an impairment test for all CGUs, estimating the Value-in-Use based on a discounted cash flow model with cash flows for the next five years derived from the budget and a residual value considering a perpetual growth rate. The MAT Software CGU is included in the reportable segment “Materialise Software”. The CGUs ACTech, e-Prototypy (PL), and Materialise Motion are included in the reportable segment “Materialise Manufacturing”. The CGUs Orthoview (UK) and Engimplan (BR) are included in the reportable segment “Materialise Medical”.

CGU: MAT Software

The goodwill allocated to the CGU MAT software relates to the goodwill from the acquisition of Cenat in 2015, the goodwill related to the acquisition of Marcam in 2011 (DE-3D Printing Software), the goodwill from the acquisition of Link3D in 2022 and the goodwill from the acquisition of Identify3D in 2022.

The impairment test is based on the discounted cash flows resulting from the CGU MAT Software, considering a period of five years. The main assumptions for goodwill impairment testing include a discount rate (based on WACC) of 9.75% (10.84% pre-tax) (2024: 10.54% post-tax; 2023: 9.91% post-tax) and a perpetual growth rate of 5% (2024: 5%; 2023: 5%). Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€41,408. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.

CGU e-Prototypy

The goodwill relates to the acquisition of the Polish entity e-Prototypy. The impairment test on the CGU e-Prototypy is based on the discounted cash flows considering a period of five years. The main assumptions include a discount rate (based on WACC) of 11.87% (14.03% pre-tax) (2024: 13.82% post-tax; 2023: 12.89% post-tax) and a perpetual growth rate of 2% (2024: 2%; 2023: 2%). Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience and estimates of future capital expenditures that will maintain the CGU’s performance. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€4,075. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.

CGU ACTECH

The impairment test on the CGU ACTech is based on the discounted cash flows, considering a period of five years. The main assumptions include a discount rate (based on WACC) of 8.51% (11.93% pre-tax) (2024: 9.00% post-tax; 2023: 8.26% post-tax) and a perpetual growth rate of 1% (2024: 1%; 2023: 1%). Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience, estimates of future capital expenditure that will maintain the CGU’s performance as well as future capital expenditure for projects that have substantively commenced. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€23,901. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.

CGU Orthoview

The goodwill relates to the acquisition of Orthoview. The impairment test on the CGU Orthoview is based on the discounted cash flows considering a period of five years. The main assumptions include a discount rate (based on WACC) of 10.87% (13.49% pre-tax) (2024: 12.10% post-tax; 2023: 10.75% post-tax) and a perpetual growth rate of 1% (2024: 1%; 2023: 1%). Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€6,432. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.

The Orthoview business is integrated in the existing software business within our Materialise Medical segment. Synergies that are expected from joined product lines are not taken into account in the current impairment review as management believes that Orthoview can be considered a separate cash generating unit.

CGU Engimplan

The impairment test on the CGU Engimplan is based on the discounted cash flows, considering a period of five years. The main assumptions include a discount rate (based on WACC) of 19.71% (22.20% pre-tax) (2024: 18.97% post-tax; 2023: 18.82% post-tax) and a perpetual growth rate of 7.5% (2024: 7.6%; 2023: 7.6%), supported by an expected long term inflation rate of 4.0%, continued growth opportunities from the increase of the standard of living in Brazil (including access to medical and health care insurances), a growing population in Brazil and export opportunities in Latin America. Other key assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by both local and Group management based on past experience. At December 31, 2023, the Group recorded a full impairment of the intangible assets customer lists and trade marks for respectively K€ (397) and K€ (121) as well as a tangible asset 3D printer for K€ (139). The impairment test at December 31, 2025, did not indicate the need for a further impairment nor for a reversal of the previously recorded impairment charges. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€7,137. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would decrease by 350 basis points, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.

CGU Materialise Motion

The impairment test on the CGU Materialise Motion is based on the discounted cash flows, considering a period of five years. The main assumptions include a discount rate (based on WACC) of 9.75% (11.63% pre-tax) (2024: 10.54% post-tax; 2023: 9.91% post-tax) and a perpetual growth rate of 3% (2024:3%; 2023: 3%). Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. At December 31, 2023, the Group recorded a full impairment of the goodwill for an amount of K€(1,175) as well as a partial impairment on intangible assets partnership agreement, customer list, and developed technology for respectively K€(853), K€(107), and K€(1,437). The impairment test at December 31, 2025, did not indicate the need for a further impairment nor for a reversal of the previously recorded impairment charges. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€820. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.